Share-Based Payments (Details) - Schedule of earnout shares - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	156,267	233,744
30 September 2020 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	8,781
16 February 2021 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	25,333	105,738
31 March 2021 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	20,633
9 February 2022 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	71,788
24 March 2022 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	29,732
Total Earnout Shares [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	156,267
7 October 2020 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		53,281
31 March 2021 grant One [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		74,725
Days from grant date [Member] | 30 September 2020 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	632
Days from grant date [Member] | 16 February 2021 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	500	319
Days from grant date [Member] | 31 March 2021 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	457
Days from grant date [Member] | 9 February 2022 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	142
Days from grant date [Member] | 24 March 2022 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	99
Days from grant date [Member] | 7 October 2020 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		451
Days from grant date [Member] | 31 March 2021 grant One [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		276
From second vesting [Member] | Tranche 2 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		80,450
From second vesting [Member] | 30 September 2020 grant [Member] | Tranche 2 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	(1,139)
From second vesting [Member] | 16 February 2021 grant [Member] | Tranche 2 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	15,102	27,901
From second vesting [Member] | 31 March 2021 grant [Member] | Tranche 2 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	12,404
From second vesting [Member] | 9 February 2022 grant [Member] | Tranche 2 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	19,056
From second vesting [Member] | 24 March 2022 grant [Member] | Tranche 2 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	7,584
From second vesting [Member] | Total Earnout Shares [Member] | Tranche 2 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	53,007
From second vesting [Member] | 7 October 2020 grant [Member] | Tranche 2 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		33,635
From second vesting [Member] | 31 March 2021 grant One [Member] | Tranche 2 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		18,914
From third vesting [Member] | Tranche 3 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		48,903
From third vesting [Member] | 30 September 2020 grant [Member] | Tranche 3 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	9,920
From third vesting [Member] | 16 February 2021 grant [Member] | Tranche 3 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	9,857	18,211
From third vesting [Member] | 31 March 2021 grant [Member] | Tranche 3 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	7,912
From third vesting [Member] | 9 February 2022 grant [Member] | Tranche 3 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	12,470
From third vesting [Member] | 24 March 2022 grant [Member] | Tranche 3 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	4,852
From third vesting [Member] | Total Earnout Shares [Member] | Tranche 3 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	45,011
From third vesting [Member] | 7 October 2020 grant [Member] | Tranche 3 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		18,627
From third vesting [Member] | 31 March 2021 grant One [Member] | Tranche 3 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		12,065
From first vesting [Member] | Tranche 1 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		104,391
From first vesting [Member] | 16 February 2021 grant [Member] | Tranche 1 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	374	59,626
From first vesting [Member] | 31 March 2021 grant [Member] | Tranche 1 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	317
From first vesting [Member] | 9 February 2022 grant [Member] | Tranche 1 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	40,262
From first vesting [Member] | 24 March 2022 grant [Member] | Tranche 1 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	17,296
From first vesting [Member] | Total Earnout Shares [Member] | Tranche 1 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	58,249
From first vesting [Member] | 7 October 2020 grant [Member] | Tranche 1 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		1,019
From first vesting [Member] | 31 March 2021 grant One [Member] | Tranche 1 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		43,746